Label	Element	Value
Direxion Monthly China Bull 2X Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Monthly China Bull 2X Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks monthly investment results, before fees and expenses, of 200% of the calendar month performance of the FTSE China 50 Index. The Fund seeks calendar month leveraged investment results and does not seek to achieve its stated investment objective for a different period of time. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking calendar month leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 01, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, this portfolio turnover is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example -
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund, under normal circumstances, invests at least 80% of its assets in the securities that comprise the FTSE China 50 Index (the “Index”) and/or financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The financial instruments in which the Fund may invest include swap agreements, exchange-traded funds (“ETFs”), index futures contracts and options on securities which are intended to produce economically leveraged investment results. On a day-to-day basis, the Fund may hold money market funds and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

China is considered an “emerging market,” as that term is defined by the index provider. The term “emerging market” refers to an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions. Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

The Index consists of the 50 largest and most liquid Chinese companies currently trading on the Hong Kong Stock Exchange (“SEHK”). Securities in the Index are weighted based on the total market value of their shares, so that securities with higher total market values will generally have a higher representation in the Index. Index constituents are screened for liquidity and weightings and are capped to prevent the Index from being overly concentrated in any one stock. As of November 30, 2015, the Index constituents had an average market capitalization of $12 billion and a market capitalization range of $770 million to $63.8 billion. As of November 30, 2015, the Index is concentrated in the financial, energy and technology and telecommunications sectors, but this concentration may change in the future based on the Index’s methodology and the varying nature of China’s economy. The Fund will concentrate its investment ( i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

The Fund may gain leveraged exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index, or by investing in other investment companies, including ETFs that track the same Index or a substantially similar index as the Fund. The Fund will also utilize derivatives such as swaps on the Index or swaps on an ETF to obtain leveraged exposure to the securities or a representative sample of the securities in the Index. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund seeks to remain fully invested at all times consistent with its stated investment objective. At the close of the markets on the last trading day of each month, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the month will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen over the course of a given month, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen over the course of a given month, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.

Because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may engage in frequent trading.

The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. Rafferty cannot guarantee that the Fund will achieve its leveraged investment objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Active and Frequent Trading Risk — The Fund engages in active and frequent trading, leading to increased portfolio turnover, higher transaction costs and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them.

Aggressive Investment Techniques Risk — The Fund uses investment techniques that may be considered aggressive and may entail significantly higher than normal risk. Risks associated with the use of futures contracts, options and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Chinese Securities Risk — The Fund invests in, and/or has exposure to, Chinese securities and the Chinese economy. Investment in securities of Chinese issuers involves risks that may be greater than if the Fund’s investments were more geographically diverse. Additionally, the economy of China differs greatly from the U.S. economy in such respects as, structure, general development, government involvement, wealth distribution, rate of inflation, interest rates, allocation of resources and capital reinvestment. The Chinese government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In the past, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encouraged companies to invest or concentrate in particular industries, induced mergers between companies in certain industries and induced inflation or otherwise regulated economic expansion. If such past actions were to continue, they may have significant adverse effects on the economic conditions in China.

Investments in China may also be subject to any positive or adverse effects of the varying nature of its economic landscape with respect to expropriation and/or nationalization of assets, strengthened or lessened restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war and social instability as a result of religious, ethnic and/or socioeconomic unrest.

Counterparty Risk — The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments. The use of financial instruments, such as swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount it is entitled to receive. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective.

Currency Exchange Rate Risk — Changes in foreign currency exchange rates will affect the value of the Fund’s investments in securities denominated in a country’s currency and the Fund’s share price. Generally, when the U.S. Dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets. Additionally, the Fund may invest in a limited number of currencies. As a result, an increase or decrease in the value of any of these currencies would have a greater impact on the Fund’s net asset value and total return than if the Fund held a more diversified number of currencies.

Depositary Receipt Risk — To the extent the Fund invests in, or has exposure to, foreign companies, the Fund’s investment may be in the form of depositary receipts or other securities convertible into securities of foreign issuers including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). While the use of ADRs, EDRs and GDRs, which are traded on exchanges and represent ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities, such as political and exchange rate risks.

Derivatives Risk — The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with directly investing in securities or other investments, including risk related to leverage, imperfect monthly correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in the underlying securities. Investments in such derivatives may generally be subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying reference assets and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund may use a combination of swaps on the Index and swaps on an ETF whose investment objective is to track the performance of the Index. The performance of this underlying ETF may not track the performance of the Index due to fees and other costs borne by the ETF and other factors. Thus, to the extent that the Fund invests in swaps that use an ETF as an underlying reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the Fund used swaps that utilized the Index as a reference or as an underlying asset. Any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Moreover, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Index reverses all of a portion of its movement.

In addition, the Fund’s investments in derivatives are subject to the following risks:

•	Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index. Swaps are particularly subject to counterparty, valuation and leveraging risks.
•	Futures Contracts. Futures contracts are typically exchange traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. In addition, there is a risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exchanges may also limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability of the Fund to implement its leveraged investment strategy. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund. Futures are also subject to leverage and liquidity risks.

•	Options. Options give the holder of the option the right to buy (or sell) a position in a security to the writer of the option, at a certain price. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) or used for cover which may cause the Fund not to achieve its leveraged investment objective. Exchanges may limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability of the Fund to implement its investment strategy. Options are also subject to leverage and liquidity risks.

Early Close/Trading Halt Risk — An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk - The Fund does not attempt to, and should not be expected to, provide returns which are 200%, before fees and expenses, of the return of the Index for periods other than a calendar month. The Fund rebalances its portfolio on a calendar month basis, increasing exposure in response to the Index’s calendar month gains or reducing exposure in response to the Index’s calendar month losses. This means that for a period longer than one calendar month, the pursuit of a monthly investment objective may result in monthly leveraged compounding. It also means that the return of the Index over a period of time greater than one calendar month multiplied by the Fund’s monthly target (200%) generally will not equal the Fund’s performance over that same period. If adverse monthly performance of the Index reduces the amount of a shareholder’s investment, any further adverse monthly performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable monthly performance of the Index increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase correspondingly.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease of 200% of the return of the Index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of 200% of the Index in a trendless or flat market. The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index.

The chart below provides examples of how Index volatility could affect the Fund’s performance. Fund performance for periods greater than one calendar month can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors – Index volatility and Index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the securities included in the Index; (ii) there were no Fund expenses; and (iii) borrowing/lending rates of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. As shown in the chart below, the Fund would be expected to lose 9.8% if the Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 53.6%.

At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 70.2% of its value, even if the cumulative Index return for the year was 0%.

One Year Index	200% One Year Index	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-86.8%	-88.7%	-93.5%	-97.3%	-98.7%
-50%	-100%	-77.7%	-80.4%	-87.6%	-94.1%	-97.1%
-40%	-80%	-66.4%	-70.1%	-79.6%	-89.5%	-94.4%
-30%	-60%	-53.0%	-57.7%	-70.0%	-82.1%	-90.3%
-20%	-40%	-37.7%	-43.4%	-58.6%	-73.7%	-85.2%
-10%	-20%	-20.6%	-27.5%	-44.6%	-62.9%	-78.0%
0%	0%	-1.7%	-9.8%	-31.4%	-53.6%	-70.2%
10%	20%	18.9%	9.5%	-15.8%	-41.7%	-60.8%
20%	40%	40.9%	29.8%	0.3%	-24.8%	-51.0%
30%	60%	64.4%	51.8%	19.4%	-9.7%	-39.1%
40%	80%	89.3%	74.4%	37.3%	1.3%	-26.6%
50%	100%	115.5%	98.5%	57.5%	15.3%	-13.4%
60%	120%	142.9%	123.6%	77.4%	30.9%	-0.9%

The Index’s annualized historical volatility rate for the five year period ended December 31, 2014 was 22.26%. The Index’s highest volatility rate for any one calendar year during the five-year period was 30.67% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 31, 2014 was 2.78%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the Index, such as swaps, may differ from the volatility of the Index.

For information regarding the effects of volatility and Index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Emerging Markets Risk — Investing in, and/or having exposure to, emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Energy Sector Risk — The Fund invests in, and/or has exposure to, companies that engage in energy-related businesses and companies primarily involved in the production and mining of coal and other fuels used in the generation of consumable energy. As a result, the Fund is subject to risks of legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The prices of the securities of energy and energy services companies may fluctuate widely due to the supply and demand for both their specific products or services and energy products in general. In addition, the prices of energy product securities may be affected by changes in value and dividend yield.

Equity Securities Risk — Investments in, and/or exposure to, publicly issued equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

Financial Sector Risk — The Fund may invest in, and/or have exposure to, financial services companies. Performance of companies in the financial sector may be materially impacted by many factors, including but not limited to, government regulations, economic conditions, credit rating downgrades, changes in interest rates and decreased liquidity in credit markets. Profitability of these companies is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

Foreign Securities Risk — Investing in, and/or having exposure to, foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Geographic Concentration Risk — Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. As a result, the Fund may be more volatile than a more geographically diversified fund.

Intra-Calendar Month Investment Risk — The Fund seeks calendar month leveraged investment results which should not be equated with seeking a leveraged investment objective for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of a calendar month will likely have more, or less, than 200% leveraged investment exposure to the Index, depending upon the movement of the Index from the end of the prior calendar month until the point of purchase. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close on the last trading day of the month, it would seek $200 of exposure to the next month’s Index performance. If the Index rose by 1% by mid-month, the exposure of the Fund will have risen by 1% to $202 and the net assets will have risen by that $2 gain to $102. With net assets of $102 and exposure of $202, a purchaser at that point would be receiving 198% exposure of her investment instead of 200%.

Leverage Risk — To achieve its monthly investment objective, the Fund obtains investment exposure in excess of its assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. If you invest in the Fund, you are exposed to the risk that a decline in the monthly performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 2% for every 1% monthly decline in the Index, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 50%. Further, purchasing shares intra-calendar month may result in greater than 200% exposure to the performance of the Index if the Index declines between the end of the last calendar month and the time the investor purchased Fund shares.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk — Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index, thus materially affecting Fund performance.

Market Risk — The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Activity Risk — Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Fund as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading, which may lead to increased portfolio turnover, higher transaction costs and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them.

Money Market Instrument Risk — The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the short-term debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. There is no guarantee that money market instruments will maintain a stable value, and they may lose money.

Monthly Correlation/Tracking Risk — There is no guarantee that the Fund will achieve a high degree of correlation with its monthly leveraged investment objective relative to the Index. A number of factors may adversely affect the Fund’s correlation with the Index, including fees, expenses, transaction costs, financing costs related to the use of derivatives, income items, valuation methodology, accounting standards, significant purchase and redemption activity by Fund shareholders and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions and other Index repositioning or reconstitution events may hinder the Fund’s ability to meet its calendar month leveraged investment objective.

Non-Diversification Risk — The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Other Investment Companies (including ETFs) Risk — The Fund may invest in, and/or have exposure to, the securities of other investment companies, including ETFs, which may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder of that investment company or ETF. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. As a shareholder, the Fund must rely on the investment company or ETF to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in other investment companies or ETFs. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, thus affecting the Fund’s performance. In addition, because closed-end investment companies and ETFs are listed on national stock exchanges and are traded like stocks on an exchange, their shares potentially may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of closed-end investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Regulatory Risk — The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Technology and Telecommunications Sectors Risk — The Fund invests in, and/or has exposure to, companies that serve the electronics, software, IT services, computer and telecommunications equipment and services industries or that manufacture products based on the latest applied science. The market prices of technology and/or telecommunications-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology and telecommunications securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology and telecommunications companies.

Valuation Time Risk — The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern Time). In some cases, foreign markets may close before the New York Stock Exchange opens or may not be open for business on the same calendar days as the Fund. As a result, the performance of a fund that tracks a foreign market index or an index that includes foreign securities can vary from the performance of that index.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your money invested in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied from calendar year to calendar year. The bar chart shows changes in the Fund’s performance from calendar year to calendar year. The table shows how the Fund’s average annual returns for the one-year, five-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at www.direxioninvestments.com/mutual-funds?producttab=performance or by calling the Fund toll-free at (800) 851-0511.

The performance shown prior to September 30, 2009 reflects the Fund’s previous daily leveraged investment objective of 200%. After September 30, 2009, the Fund began to seek a monthly leveraged investment objective of 200%. If the Fund had continued to seek its previous investment objective, the calendar year performance of the Fund would have varied from that shown.

In addition, the performance shown from December 3, 2007 to September 22, 2014 reflects the Fund’s previous investment objective where it sought monthly investment results, before fees and expenses, of 200% of the performance of the FTSE China 25 Index. If the Fund’s investment objective had remained the same, the calendar year performance of the Fund would have varied from that shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied from calendar year to calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 851-0511
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.direxioninvestments.com/mutual-funds?producttab=performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 74.61% for the quarter ended June 30, 2009 and its lowest calendar quarter return was -52.62% for the quarter ended September 30, 2011. The year-to-date return as of September 30, 2015 was -31.88%.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(31.88%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	74.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(52.62%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	FTSE China 50 Index replaced the FTSE China 25 Index as the broad-based benchmark in connection with the change of the Fund’s name and investment objective. The Fund’s index was changed on September 22, 2014.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The FTSE China 50 Index replaced the FTSE China 25 Index as the broad-based benchmark in connection with the change of the Fund’s name and investment objective. The Fund’s index was changed on September 22, 2014.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2014)
Direxion Monthly China Bull 2X Fund | FTSE China 50 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.24%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2007
Direxion Monthly China Bull 2X Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.45%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2007
Direxion Monthly China Bull 2X Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (Operating Services Fees)	rr_OtherExpensesOverAssets	0.35%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	443
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	766
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,680
Annual Return 2008	rr_AnnualReturn2008	(86.59%)
Annual Return 2009	rr_AnnualReturn2009	75.48%
Annual Return 2010	rr_AnnualReturn2010	1.43%
Annual Return 2011	rr_AnnualReturn2011	(40.35%)
Annual Return 2012	rr_AnnualReturn2012	32.10%
Annual Return 2013	rr_AnnualReturn2013	(8.56%)
Annual Return 2014	rr_AnnualReturn2014	19.50%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.67%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(21.34%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2007
Direxion Monthly China Bull 2X Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.67%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(21.35%)
Direxion Monthly China Bull 2X Fund | Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.01%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(12.87%)

[1]	Rafferty Asset Management, LLC ("Rafferty" or "Adviser") has entered into an Operating Services Agreement with the Fund. Under this Operating Services Agreement, Rafferty has contractually agreed to pay all expenses of the Fund through September 1, 2017 other than the following: management fees, Rule 12b-1 distribution and/or service fees, any front-end or contingent deferred sales loads, acquired fund fees and expenses, taxes, swap financing and related costs, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund. The Operating Services Agreement may be terminated at any time by the Board of Trustees.
[2]	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.